Derivative financial instruments - Summary of Reconciliation by Risk Category of Components of Equity and Analysis of OCI Items, Net of Tax (Detail) - Interest rate risk and currency risk [member] - TRY (₺)
₺ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flow sensitivity analysis for variable rate instruments [line items]
Effect of hundred basis points increase in profit or loss	₺ 394,551	₺ 969,429
Effect of hundred basis points decrease in profit or loss	536,483	9,775
Effect of hundred basis points increase in equity	(119,337)	(359,144)
Effect of hundred basis points decrease in equity	(199,088)	(254,301)
Participating cross currency swap contracts [member]
Cash flow sensitivity analysis for variable rate instruments [line items]
Effect of hundred basis points increase in profit or loss	376,920	937,845
Effect of hundred basis points decrease in profit or loss	519,967	9,455
Effect of hundred basis points increase in equity	(102,693)	(360,596)
Effect of hundred basis points decrease in equity	(180,974)	(259,066)
Cross currency swap contracts [member]
Cash flow sensitivity analysis for variable rate instruments [line items]
Effect of hundred basis points increase in profit or loss	17,631	31,584
Effect of hundred basis points decrease in profit or loss	16,516	320
Effect of hundred basis points increase in equity	(16,644)	1,452
Effect of hundred basis points decrease in equity	₺ (18,114)	₺ 4,765